Label	Element	Value
Water Island Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ARBITRAGE FUNDS

Water Island Long/Short Fund (the “Fund”)

Supplement dated May 5, 2021 to the Summary Prospectus and Statutory Prospectus, each dated September 30, 2020, as supplemented to date

Effective immediately, the following changes are applicable to the Fund.

I.                                      Proposed reorganization to an exchange-traded fund (“ETF”)

At a meeting held on May 4, 2021, the Board of Directors of The Arbitrage Funds (“Trust”) approved converting the Fund, a separate series of the Trust, into an ETF by the reorganization of the Fund into the AltShares Event-Driven ETF, which will be a newly created series of the AltShares Trust (the “Reorganization”). If approved by shareholders, the Reorganization is currently expected to close in the third quarter of 2021.

In anticipation of the Reorganization, effective immediately, the Fund will no longer accept purchases to invest in R Shares.  Further, the Fund’s adviser, Water Island Capital LLC (“Adviser”), has advised the Board that all R Shares currently issued and outstanding will be redeemed by the end of May 2021 (the “Redemption Date”). Accordingly, upon the recommendation of the Adviser and consistent with the Trust’s governing documents, the Board has approved the abolishment of the Fund’s R Shares class on or about the Redemption Date.

Before the consummation of the Reorganization, an Information Statement/Prospectus will be mailed to the Fund’s shareholders as of the record date.

Risk/Return [Heading]	rr_RiskReturnHeading	Water Island Long/Short Fund
Strategy [Heading]	rr_StrategyHeading	III. Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following replaces the disclosure under the heading “Principal Investment Strategies” in the section entitled “SUMMARY SECTION” on page 17 of the Prospectus and the disclosure on pages 35 and 36 of the Prospectus under the sub-heading Water Island Long/Short Fund under the heading “Principal Investment Strategies and Policies” in the section entitled “INVESTMENT OBJECTIVE, POLICIES, AND RISKS”:

To pursue its investment objective, the Fund employs a “long/short” event-driven strategy, which seeks to profit by investing, long and/or short, in the equity and debt securities of companies whose prices the Adviser believes are or will be impacted by a publicly announced or anticipated corporate event.  The strategy may invest both long and short across industries/sectors, market capitalizations, and credit qualities, and it will invest internationally, seeking what the Adviser believes are the most favorable event opportunities across the globe. By focusing on event opportunities, the Adviser aims to generate a return profile that is more correlated to the outcomes of each idiosyncratic event rather than the overall direction of broader equity and credit markets.

Corporate events may take the form of “hard” catalysts or “soft” catalysts.

●                 Hard Catalysts. Investment opportunities predicated on hard catalysts tend to be characterized by more definitive outcomes, shorter timelines, and lower levels of volatility. The most common example of a hard catalyst is definitive, publicly announced mergers and acquisitions (“M&A”), but hard catalysts may also take other forms including, but not limited to, Dutch tenders, initial public offerings (“IPOs”) of special purpose acquisition companies (“SPACs”), yield-to-call opportunities, and spin-offs (pre-completion). Investment opportunities predicated on soft catalysts tend to be characterized by less certain outcomes, longer timelines, and greater levels of risk – though also commensurate greater potential reward.

●                 Soft Catalysts.  Examples of soft catalysts include a broad range of events spurred by company-specific, industry-wide, or broad economic conditions such as speculated M&A, asset sales, spin-offs (post-completion), private investments in public equity (PIPEs) of SPACs, de-SPAC processes, turnaround plans, management changes, activist campaigns, transformational M&A (post-completion), corporate levering/de-levering, credit refinancings, recapitalizations, restructurings, and other corporate reorganizations and re-rating opportunities.

The Adviser will invest in both hard and soft catalysts with a capital structure agnostic approach, allowing the Fund to position its investments in both equity and credit instruments, selecting whichever security the Adviser believes offers the greatest reward-to-risk ratio for a given event opportunity. The Adviser will focus on two core approaches to event-driven investing – merger arbitrage and special situations – though may also engage in other types of arbitrage trades, such as convertible arbitrage and capital structure arbitrage.

The Adviser generally engages in active and frequent trading of portfolio securities to achieve the Fund’s principal investment objective. The Adviser generally seeks to maintain a fully invested portfolio; however, for various reasons, there may be times when the Fund may hold a significant portion of its assets in cash or cash equivalents, including money market funds, money market instruments such as Treasury bills, and other short-term or temporary investments. Such instances may occur for defensive purposes in response to adverse market, economic, political, or other conditions; to preserve the Fund’s ability to capitalize quickly on new market opportunities; because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments; or for other reasons, such as after a period in which several catalysts held by the Fund close in a similar timeframe, yet before capital is redeployed to other opportunities.

In addition, the Fund will hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s net long exposure may exceed 100% of the Fund’s net assets.

The Fund may maintain long and short positions through the use of derivative instruments, including swap agreements, options, futures, and forward contracts, without investing directly in the underlying asset. The Fund may use derivative instruments to attempt to both increase the return of the Fund and hedge (protect) the value of the Fund’s assets.  Investments in derivative instruments may have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to exposures that exceed the Fund’s total assets and may result in losses that exceed the amount the Fund invested. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio.

The Fund is not limited with respect to issuer, geography, market capitalization, credit quality, sector or industry. The Fund is non-diversified, which means that it may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund.”

Risk [Heading]	rr_RiskHeading	IV. Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Under the heading “Principal Risks” in the section entitled “SUMMARY SECTION” on pages 17 through 21 of the Prospectus, the disclosure paragraphs with the following headings are deleted: SPACs Risk; Initial Public Offering (IPO) Risk; Convertible Security Risk; ETF Risk; ETN Risk; Preferred Securities Risk; Private Placement and Restricted Securities Risk.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.